Provisions (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Provisions released	£ 343
Provisions	2,304	£ 2,764
Additions	1,508
Amounts utilised	1,585
Payment protection insurance redress [member]
Disclosure of other provisions [line items]
Provisions released	47
Provisions	129	1,155
Additions	0
Amounts utilised	979
Payment protection insurance redress [member] | Cumulative provisions [member]
Disclosure of other provisions [line items]
Provisions released	55
Provisions recognised	10,900	11,000
Amounts utilised	10,800	9,800
Not later than one year [member]
Disclosure of other provisions [line items]
Expected reimbursement, other provisions	£ 1,751	£ 2,457